IMPORTANT INFORMATION REGARDING THE FEDERATED HERMES FUNDS

SUPPLEMENT TO CURRENT PROSPECTUSES
On May 11, 2023, the Board of Trustees (the “Board”) of Federated Hermes Money Market Obligations Trust approved the reduction of the gross investment advisory fees of the below-named funds (each, a “Fund” or collectively, the “Funds”).
Accordingly, the Board has approved that each Fund will reduce its current gross investment advisory fee from 0.20% of average net assets to 0.15% of average net assets. The total net expense ratio of each Fund will be unchanged as a result of the advisory fee reduction.
Each Fund’s advisory fee reduction will be effective October 1, 2023.
The Federated Hermes Funds includes the following named funds and their share classes:
PORTFOLIOS OF FEDERATED HERMES MONEY MARKET OBLIGATIONS TRUST
Federated Hermes Capital Reserves Fund
Federated Hermes Institutional Money Market Management
Federated Hermes Institutional Prime Value Obligations Fund
Federated Hermes Institutional Prime Obligations Fund
Federated Hermes Prime Cash Obligations Fund
Federated Hermes Trust for U.S. Treasury Obligations
Federated Hermes Treasury Obligations Fund
Federated Hermes Government Obligations Fund
Federated Hermes Government Reserves Fund
Federated Hermes Government Obligation Tax-Managed Fund
June 30, 2023

Federated Hermes Funds
4000 Ericsson Drive
Warrendale, PA 15086-7561
Contact us at FederatedHermes.com/us
or call 1-800-341-7400.
Federated Securities Corp., Distributor
Q456027 (6/23)
© 2023 Federated Hermes, Inc.

Federated Hermes Money Market Obligations Trust
Federated Hermes Institutional Prime Value Obligations Fund
Federated Hermes Institutional Prime Obligations Fund
Federated Hermes Prime Cash Obligations Fund
Federated Hermes Government Obligation Tax-Managed Fund

SUPPLEMENT TO CURRENT PROSPECTUSES OF THE NAMED FUNDS AND ALL THEIR SHARE CLASSES
On May 11, 2023, the Board of Trustees (the “Board”) of Federated Hermes Money Market Obligations Trust approved the reduction of the gross investment advisory fees of the above-named funds (each, a “Fund” or collectively, the “Funds”).
Accordingly, the Board has approved that each Fund will reduce its current gross investment advisory fee from 0.20% of average net assets to 0.15% of average net assets. The total net expense ratio of each Fund will be unchanged as a result of the advisory fee reduction.
Each Fund’s advisory fee reduction will be effective October 1, 2023.
June 30, 2023

Federated Hermes Funds
4000 Ericsson Drive
Warrendale, PA 15086-7561
Contact us at FederatedHermes.com/us
or call 1-800-341-7400.
Federated Securities Corp., Distributor
Q456026 (7/23)
© 2023 Federated Hermes, Inc.